UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Redstone Investment Management, L.P.

Address:  1055 Westlakes Drive, Suite 300
          Berwyn, PA 19312


13F File Number: 28-10712

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Scott A. Burney
Title:  Chief Financial Officer
Phone:  (610) 727-3702


Signature, Place and Date of Signing:

/s/ Scott A. Burney               Berwyn, PA                 August 16, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                [City, State]                     [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   93

Form 13F Information Table Value Total:   $426,423


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.         Form 13F File Number            Name

1           28-10707                        Fairfield Redstone Fund Ltd.

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
                                                           FORM 13F INFORMATION TABLE


Item 1                                Item 2          Item 3       Item 4     Item 5                Item 6      Item 7     Item 8
                                                                   Market                SH/PRN     Investment   Other      Voting
Investment Description                                Cusip        Value      Shares     Put/Call   Discretion  Manager    Authority
ACAMBIS PLC                           SPONSORED ADR   004286100    6,230       483,700      SH        Sole       None         All
ADTRAN INC                            COM             00738A106    8,049       241,200      SH        Sole       None         All
ADVANCED MEDICAL OPTICS, INC.         COM             00763M108    6,445       151,400      SH        Sole       None         All
AFFILIATED COMPUTER SERVICES          CL A            008190100    4,431        83,700      SH        Sole       None         All
AKAMAI TECHNOLOGIES INC               COM             00971T101    4,094       228,100      SH        Sole       None         All
ALAMOSA HLDGS INC                     COM             011589108    8,916     1,213,100      SH        Sole       None         All
ALLIANCE DATA SYSTEMS CORP            COM             018581108    4,386       103,800      SH        Sole       None         All
AMDOCS LTD                            ORD             G02602103    4,569       195,000      SH        Sole       None         All
ANTEON INT CORP                       COM             03674E108    3,262       100,000      SH        Sole       None         All
ARCH WIRELESS INC                     CL A            039392709    1,433        50,300      SH        Sole       None         All
ARMOR HOLDINGS INC                    COM             042260109    8,636       254,000      SH        Sole       None         All
ASTA FDG INC                          COM             046220109    3,501       201,200      SH        Sole       None         All
AUTOLIV INC                           COM             052800109    4,232       100,300      SH        Sole       None         All
AVID TECHNOLOGY INC                   COM             05367P100    5,850       107,200      SH        Sole       None         All
BEVERLY ENTERPRISES INC               COM NEW         087851309    4,782       556,100      SH        Sole       None         All
BJ SVCS CO.                           COM             055482103    6,454       140,800      SH        Sole       None         All
BOSTON PRIVATE FINL HLDGS IN          COM             101119105    3,036       131,100      SH        Sole       None         All
CALLON PETE CO DEL                    COM             13123X102    2,709       190,000      SH        Sole       None         All
CAPTIVA SOFTWARE CORP DEL             COM             14073T109    2,670       275,500      SH        Sole       None         All
CARREKER CORP                         COM             144433109    5,774       576,200      SH        Sole       None         All
CARRIER ACCESS CORP                   COM             144460102    2,991       250,900      SH        Sole       None         All
CASELLA WASTE SYS INC                 CL A            147448104    3,057       232,500      SH        Sole       None         All
CB RICHARD ELLIS GROUP, INC.          CL A            12497T101    4,336       227,000      SH        Sole       None         All
CERTEGY INC                           COM             156880106    4,408       113,600      SH        Sole       None         All
CHARLOTTE RUSSE HLDG INC              COM             161048103    1,807        84,500      SH        Sole       None         All
COCA-COLA ENTERPRISES INC             COM             191219104    4,986       172,000      SH        Sole       None         All
COMMUNITY HEALTH SYS INC NEW          COM             203668108    4,778       178,500      SH        Sole       None         All
COMTECH TELECOMMUNICATIONS            COM NEW         205826209    3,147       139,500      SH        Sole       None         All
CONNS, INC.                           COM             208242107    2,186       138,700      SH        Sole       None         All
COOPER COMPANIES INC                  COM NEW         216648402    4,315        68,300      SH        Sole       None         All
COVANSYS CORP                         COM             22281W103    4,693       454,300      SH        Sole       None         All
CVS CORP                              COM             126650100    4,845       115,300      SH        Sole       None         All
DADE BEHRING HLDGS INC                COM             23342J206    4,415        92,900      SH        Sole       None         All
DIGITAL THEATER SYS INC.              COM             25389G102    4,532       173,500      SH        Sole       None         All
ENCORE MEDI CORP                      COM             29256E109    2,473       392,500      SH        Sole       None         All
ENERGY PARTNERS LTD                   COM             29270U105    4,408       288,100      SH        Sole       None         All
ENGINEERED SUPPORT SYS INC            COM             292866100    4,195        71,700      SH        Sole       None         All
EXPEDITORS INTL WASH INC              COM             302130109    4,615        93,400      SH        Sole       None         All
GILEAD SCIENCES                       COM             375558103    6,164        92,000      SH        Sole       None         All
GLOBAL PMTS INC                       COM             37940X102    5,916       131,400      SH        Sole       None         All
GLOBAL SIGNAL INC.                    COM             37944Q103    1,003        45,700      SH        Sole       None         All
GUITAR CTR MGMT INC.                  COM             402040109    4,011        90,200      SH        Sole       None         All
HI/FN INC                             COM             428358105    3,342       279,700      SH        Sole       None         All
INAMED CORP                           COM             453235103    4,788        76,200      SH        Sole       None         All
INPUT/OUTPUT INC                      COM             457652105    4,992       602,200      SH        Sole       None         All
INTERNATIONAL GAME TECHNOLOGY INTL    COM             459902102    6,338       164,200      SH        Sole       None         All
HUNT J B TRANS SVCS INC               COM             445658107    4,286       111,100      SH        Sole       None         All
L-3 COMMUNICATIONS HLDGS INC          COM             502424104    4,041        60,500      SH        Sole       None         All
LABOR READY INC                       COM             505401208    6,493       418,900      SH        Sole       None         All
LOCKHEED MARTIN CORP                  COM             539830109    6,088       116,900      SH        Sole       None         All
LODGENET ENTMT CORP                   COM             540211109    1,650       100,000      SH        Sole       None         All
MACROMEDIA INC                        COM             556100105    4,245       172,900      SH        Sole       None         All
MEASUREMENT SPECIALTIES INC           COM             583421102    2,313       107,100      SH        Sole       None         All
METROCALL HLDGS INC                   COM             59164X105    6,030        90,000      SH        Sole       None         All
METROLOGIC INSTR INC                  COM             591676101    6,251       313,500      SH        Sole       None         All
MOTOROLA INC                          COM             620076109    5,522       302,600      SH        Sole       None         All
MSC IND DIRECT                        CL A            553530106    4,348       132,400      SH        Sole       None         All
MULTIMEDIA GAMES INC                  COM             625453105    4,302       160,400      SH        Sole       None         All
NDS GROUP PLC                         Sponsored ADR   628891103    4,417       173,900      SH        Sole       None         All
NETFLIX COM INC                       COM             64110L106    5,090       141,400      SH        Sole       None         All
NEXTEL COMMUNICATIONS                 CL A            65332V103    4,658       174,700      SH        Sole       None         All
NVIDIA CORP                           COM             67066G104    5,674       277,200      SH        Sole       None         All
PATTERSON-UTI ENERGY INC              COM             703481101    6,715       201,000      SH        Sole       None         All
PC MALL INC                           COM             69323K100    4,199       222,400      SH        Sole       None         All
PENN NAT GAMING INC                   COM             707569109    5,893       177,500      SH        Sole       None         All
PROVIDE COMM INC.                     COM             74373W103    3,053       154,900      SH        Sole       None         All
PROVIDIAN FIN CORP                    COM             74406A102    4,265       290,700      SH        Sole       None         All
RADIO ONE INC                         CL D NON VTG    75040P405    5,597       349,600      SH        Sole       None         All
RAYOVAC CORP                          COM             755081106    4,395       156,400      SH        Sole       None         All
RESOURCES CONNECTION INC              COM             76122Q105    3,817        97,600      SH        Sole       None         All
ROYAL CARIBBEAN CRUISES LTD           COM             V7780T103    4,354       100,300      SH        Sole       None         All
SAFENET INC                           COM             78645R107    6,779       244,900      SH        Sole       None         All
SANFILIPPO JOHN B & SON INC           COM             800422107    3,906       146,200      SH        Sole       None         All
SCS TRANS INC.                        COM             81111T102    3,998       151,500      SH        Sole       None         All
SMITHFIELD FOODS INC.                 COM             832248108    4,239       144,200      SH        Sole       None         All
SPINNAKER EXPL CO                     COM             84855W109    6,777       172,100      SH        Sole       None         All
SRA INTL INC                          CL A            78464R105    6,568       155,200      SH        Sole       None         All
ST. JOE CO                            COM             790148100    3,081        77,600      SH        Sole       None         All
STAKTEK HLDGS INC                     COM             85256P106      525       100,000      SH        Sole       None         All
STANDARD PARKING CORP                 COM             853790103    4,239       332,500      SH        Sole       None         All
STERICYCLE INC                        COM             858912108    4,977        96,200      SH        Sole       None         All
STRATASYS INC                         COM             862685104    5,004       202,100      SH        Sole       None         All
TAKE TWO INTERACTIVE SOFTWARE         COM             874054109    3,524       115,000      SH        Sole       None         All
TELULAR CORP                          COM NEW         87970T208    2,250       312,900      SH        Sole       None         All
UBIQUITEL INC                         COM             903474302    6,449     1,528,000      SH        Sole       None         All
ULTRA PETROLEUM CORP                  COM             903914109    6,585       176,400      SH        Sole       None         All
UNITED SURGICAL PARTNERS INTL         COM             913016309    4,788       121,300      SH        Sole       None         All
UNITEDGLOBALCOM                       CL A            913247508    3,766       518,700      SH        Sole       None         All
VALUECLICK INC                        COM             92046N102    4,675       390,200      SH        Sole       None         All
VITRAN INC.                           COM             92850E107    2,798       170,100      SH        Sole       None         All
WASTE CONNECTIONS INC                 COM             941053100    6,478       218,400      SH        Sole       None         All
WATCHGUARD TECHNOLOGIES INC           COM             941105108    4,905       679,400      SH        Sole       None         All
WRIGHT MED GROUP INC                  COM             98235T107    6,216       174,600      SH        Sole       None         All



04017.0003 #505321